S000028708 [Member] Investment Objectives and Goals - Variable Portfolio - Partners International Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio – Partners International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.